LINE OF CREDIT (10K) - Summary of line of credit (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2017
Line Of Credit Facility [Abstract]
Principal balance at period-end	$ 7,217	$ 4,000
Unamortized discount	(98)
Line of credit, net	7,119	4,000	$ 7,021
Maximum amount outstanding at any month end	7,217	5,000
Average balance outstanding during the period	$ 4,959	$ 4,100
Weighted-average interest rate:
As of the period-end	5.80%	5.30%
Paid during the period	5.50%	5.30%